Shareholders' Equity and Regulatory Matters - Company's Consolidated Capital Ratios (Detail) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Actual (Amount)	$ 59,237	$ 60,509
Total Capital to Risk Weighted Assets, Actual (Ratio)	0.117	0.141
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 40,675	$ 34,387
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	0.080	0.080
Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 55,077	$ 48,536
Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	0.108	0.113
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 30,506	$ 25,790
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	0.060	0.060
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 44,422	$ 37,881
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	8.70%	8.80%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 22,880	$ 19,343
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	4.50%	4.50%
Tier 1 Capital to Average Assets, Actual (Amount)	$ 55,077	$ 48,536
Tier 1 Capital to Average Assets, Actual (Ratio)	0.069	0.074
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Amount)	$ 32,033	$ 26,336
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Ratio)	0.040	0.040
Uwharrie Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Actual (Amount)	$ 65,844	$ 58,082
Total Capital to Risk Weighted Assets, Actual (Ratio)	0.131	0.136
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 40,272	$ 34,098
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	0.080	0.080
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 50,340	$ 42,622
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	0.100	0.100
Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 61,442	$ 56,101
Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	0.122	0.132
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 30,204	$ 25,573
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	0.060	0.060
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 40,272	$ 34,098
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	0.080	0.080
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 50,787	$ 45,446
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	10.10%	10.70%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 22,653	$ 19,180
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	4.50%	4.50%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 32,721	$ 27,704
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.50%	6.50%
Tier 1 Capital to Average Assets, Actual (Amount)	$ 61,442	$ 56,101
Tier 1 Capital to Average Assets, Actual (Ratio)	0.077	0.085
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Amount)	$ 31,828	$ 26,249
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Ratio)	0.040	0.040
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 39,785	$ 32,812
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	0.050	0.050